Loss Per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Benson Hill, Inc
Loss Per Common Share

15. Loss Per Common Share

The Company computes basic net income (loss) per share using the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share is computed using the weighted average number of common shares and the effect of potentially dilutive securities outstanding during the period. Potentially dilutive securities may consist of convertible preferred stock, stock warrants, and stock options. The dilutive effect of outstanding preferred stock, stock warrants, and stock options are reflected in diluted earnings per share by application of the treasury stock method. The weighted average share impact of preferred stock, stock warrants, and stock options that were excluded from the calculation of diluted shares due to the Company incurring a net loss for the three and six month periods ending June 30, 2021 and 2020 were 110,835, 108,910, 68,275, and 68,292 shares, respectively.

15. Loss Per Common Share (continued)

The following table provides the basis for basic and diluted EPS by reconciling the numerators and denominators of the computations:

	Three Months		Six Months
	Ended June 30,		Ended June 30,
	2021	2020	2021	2020
Weighted average shares outstanding:
Basic weighted average shares outstanding	6,323	5,634	6,092	5,597
Effect of dilutive securities	—	—	—	—
Diluted weighted average shares outstanding	6,323	5,634	6,092	5,597

16. Loss Per Common Share

The Company computes basic net income (loss) per share using the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share is computed using the weighted average number of common shares and the effect of potentially dilutive securities outstanding during the period. Potentially dilutive securities may consist of convertible preferred stock, stock warrants, and stock options. The dilutive effect of outstanding preferred stock, stock warrants, and stock options are reflected in diluted earnings per share by application of the treasury stock method. The weighted average share impact of preferred stock, stock warrants, and stock options that were excluded from the calculation of diluted shares due to the Company incurring a net loss for the twelve months ending December 31, 2020, 2019 and 2018 were 79,798, 64,376 and 44,615 shares, respectively.

The following table provides the basis for basic and diluted EPS by reconciling the numerators and denominators of the computations:

	Year Ended December 31
	2020	2019	2018
Weighted average shares outstanding:
Basic weighted average shares outstanding	5,662	5,277	5,131
Effect of dilutive securities	—	—	—
Diluted weighted average shares outstanding	5,662	5,277	5,131

The following table provides the reconciliation of net loss attributable to common stockholders and basic and diluted loss per common share for the years ended December 31:

	2020	2019	2018
Net loss	$(67,159)	$(43,910)	$(18,089)
Less: Preferred stock deemed dividend	6,102	—	1,015
Net loss attributable to common stockholders	(73,261)	(43,910)	(19,104)
Basic and diluted loss per common share	$(12.94)	$(8.32)	$(3.72)